DISAGGREGATION OF REVENUE (Net Sales) (Details) - USD ($) $ in Thousands	12 Months Ended
	Jan. 02, 2022	Jan. 03, 2021
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	$ 2,922,570	$ 1,981,276
United States
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	2,526,552	1,696,872
Canada
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	114,800	76,163
International
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	281,218	208,241
Activewear
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	2,364,740	1,498,408
Hosiery and underwear
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	$ 557,830	$ 482,868